Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund
Prospectus Date	rr_ProspectusDate	Jun. 01, 2023
Document Creation Date	dei_DocumentCreationDate	May 31, 2023